COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
COMMITMENTS AND CONTINGENCIES
23	COMMITMENTS AND CONTINGENCIES

Capital Commitment

The Group does not have capital commitments at the end of the reporting period:

Contingencies

In the ordinary course of business, the Group may be subject to legal proceedings regarding contractual and employment relationships and a variety of other matters. The Group records contingent liabilities resulting from such claims, when a loss is assessed to be probable, and the amount of the loss is reasonably estimable. In the opinion of management, there were no material pending or threatened claims and litigation as of June 30, 2026 and through the issuance date of these consolidated financial statements.